INCOME TAXES - Schedule Of Income Before Expense From Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Geographical Breakdown Of Income Before Expense From Income Tax [Line Items]
Profits before benefit from income taxes	$ 2,313	$ 7,725	$ 9,737	$ 9,487	$ 24,777	$ 1,892
Domestic [Member]
Geographical Breakdown Of Income Before Expense From Income Tax [Line Items]
Profits before benefit from income taxes					19,093	1,790
International [Member]
Geographical Breakdown Of Income Before Expense From Income Tax [Line Items]
Profits before benefit from income taxes					$ 5,683	$ 102